Consolidated Statements of Cash Flows (USD $)	12 Months Ended		92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Operating Activities
Net loss	$ (142,349)	$ (62,405)	$ (392,598)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	51,209		51,209
Changes in operating assets and liabilities:
Accounts receivable	(340)		(340)
Prepaid expenses and deposits	(4,500)		(4,500)
Due to related parties	62,000	60,000	308,666
Net Cash Used In Operating Activities	(33,980)	(2,405)	(37,563)
Investing Activities
Acquisition of mineral properties	(11,374)		(11,374)
Net Cash Used In Investing Activities	(11,374)		(11,374)
Financing Activities
Proceeds from common stock issued	97,500		105,500
Net Cash Provided By Financing Activities	97,500		105,500
Increase (Decrease) in Cash	52,146	(2,405)	56,563
Cash, Beginning of Period	4,417	6,822
Cash, End of Period	56,563	4,417	56,563
Non-cash Investing and Financing Activities:
Common stock issued pursuant to mineral property option agreement	15,000		15,000
Common stock issued recorded as deferred compensation	318,791		318,791
Supplemental Disclosures:
Interest paid
Income taxes paid